Financial assets and liabilities - Interest Rate Exposures (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Feb. 15, 2024 CAD ($)	Feb. 15, 2024 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (23)	$ 1	$ (113)	$ 19
Series US-10 Notes
Disclosure of detailed information about hedging instruments [line items]
Notional amount					$ 1,009	$ 750
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	1.00%		1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	$ 8		$ 8
Interest rate risk | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	28		28
Interest rate swap | Series US-10 Notes | Maturing in 2054
Disclosure of detailed information about hedging instruments [line items]
Notional amount	336		336
Interest rate swap | Interest rate risk | Series US-10 Notes
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	2		2
Interest rate swaptions | Series M-17 Medium Term Notes Debentures | Maturing In 2035
Disclosure of detailed information about hedging instruments [line items]
Notional amount	300		300
Interest rate swaptions | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedging instruments [line items]
Proceeds from sale of financial assets			3
Interest rate swaptions | Series M-53 Medium Term Notes Debentures | Maturity In 2027
Disclosure of detailed information about hedging instruments [line items]
Notional amount	750		750
Interest rate swaptions | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, at fair value	3		3
Interest rate swaptions | Interest rate risk | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	3		3
Interest rate floors | Maturing In 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount	350		350
Interest rate options | Series M-62 Medium Term Notes Debentures | Maturing In 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount	440		440
Interest rate floors and options | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, at fair value	$ 5		$ 5